SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

In October 2013, the Company acquired 4 US patents in consideration for 150,000 restricted shares of the Company’s common stock. The restricted shares shall be subject to forfeiture rights for the benefit of the Company in the event no enforcement action is effected by the lapse of the enforcement period as defined in the patent purchase agreement. In connection with this transaction, the Company valued the shares at the fair market value on the date of grant at $4.79 per share or $718,500. In connection with this transaction, the Company valued the shares at the fair market value on the date of grant at $4.79 per share or $718,500.

On November 4, 2013, the Company reported that Vantage Point Technology, Inc. (“Vantage Point”), a wholly-owned subsidiary of the Company, had filed patent infringement lawsuits against Samsung Electronics America, Microsoft Corporation and 20 other defendants in the United States District Court for the Eastern District of Texas. Vantage Point is asserting infringement related to U.S. Patent number 5,463,750, owned by Vantage Point, entitled “Method and Apparatus for Translating Virtual Addresses in a Data Processing System Having Multiple Instruction Pipelines and Separate Translation Lookaside Buffers for each Pipeline.”

On November 11, 2013, we entered into a three year consulting agreement with Kairix Analytics, Ltd. (“Kairix”) (the “Kairix Agreement”), pursuant to which we agreed to grant to Kairix an option to purchase 300,000 shares of the Company’s common stock at an exercise price of $5.70 per share, reflecting the closing price of the Company’s common stock on the date of grant. The option has a term of five (5) years and vests 33% on each of the first and second anniversaries and 34% on the third anniversary of the Kairix Agreement. The Company has valued the option at $984,447 using the Black-Scholes option pricing model with the following assumptions: an expected life of two and one-half years; volatility of 100%  and a risk-free interest rate of 0.65%. In addition, Kairix will be entitled to receive either 2% or 5% of the net revenue derived from the enforcement of patents by either the Company or its subsidiaries and resulting from work performed by Kairix on behalf of the Company, with the percentage applied to be based on the contribution made to the generation of the revenue by Kairix, as further described in the Kairix Agreement. Mr. Craig Nard, one of the principals of Kairix, is a member of our Board of Directors.

On November 12, 2013, the Company received, in cash, the amount of $25,000 for payment in-full of a subscription for the purchase of 4,808 shares of the Company’s common stock and subsequently issued the shares to the investor.

On November 12, 2013, the Company reported that Sampo IP, LLC (“Sampo”), a wholly-owned subsidiary of the Company, had filed a patent infringement lawsuit against Blackboard and Salesforce.com, civil action case number 2:13CV601, in the United States District Court for the Eastern District of Virginia. Sampo is asserting infringement related to U.S. Patent numbers 6,772,229, 6,161,149 and 8,015,495, each entitled Centrifugal Communication and Collaboration Method.

On November 13, 2013, we entered into a consulting agreement with Jeff Feinberg (the “Feinberg Agreement”), pursuant to which we agreed to grant Mr. Feinberg a restricted stock unit (“RSU”) for 100,000 shares of our restricted common stock. The RSU vests in two installments: 50% on the one-year anniversary of the Feinberg Agreement (the “First Vesting”) and the remaining 50% on the second year anniversary of the Feinberg Agreement (the “Second Vesting”). The shares of common stock will be issued upon Mr. Feinberg’s meeting each of the two vesting requirements. During the first six months, the Feinberg Agreement can be terminated without any vesting under certain circumstances described in the Feinberg Agreement. If the Feinberg Agreement is terminated following the First Vesting but prior to the Second Vesting, the RSU is subject to acceleration of the Second Vesting under certain circumstances also described in the Feinberg Agreement. Mr. Feinberg is the trustee of The Feinberg Family Trust and holds voting and dispositive power over the shares held by The Feinberg Family Trust, which is a 10% beneficial owner of our common stock.

On November 18, 2013, we entered into Amendment No. 1 to the Executive Employment Agreement with our Chief Executive Officer and Chairman, Doug Croxall. As part of Amendment No. 1, we granted Mr. Croxall ten (10) year stock options to purchase an aggregate of 100,000 shares of our common stock, with an exercise price of $5.93 per share (reflecting the closing price of our common stock on the date of grant) and vesting in twenty-four (24) equal installments on each monthly anniversary date of the grant. The Company has valued the option grant at $442,692 using the Black-Scholes option pricing model with the following assumptions: an expected life of five years; volatility of 100%;  and a risk-free rate of 1.33%.

On November 18, 2013, we entered into a two year Executive Employment Agreement with Richard Raisig (the “Raisig Agreement”), pursuant to which Mr. Raisig shall serve as our Chief Financial Officer, effective December 3, 2013. As part of the Raisig Agreement, we agreed to issue Mr. Raisig ten (10) year stock options to purchase an aggregate of 115,000 shares of common stock, with an exercise price of $5.70 per share, vesting in twenty-four (24) equal installments on each monthly anniversary of the date of the Raisig Agreement, provided Mr. Raisig is still employed by us on each such date. We have valued the options at $511,036 using the Black-Scholes option pricing model with the following assumptions: market price on the date of grant of $5.90; an expected life of five years; volatility of 101%;  and a risk-free rate of 1.40%.

On November 26, 2013, the Company reported that Vantage Point Technology Inc. (“Vantage Point”), a wholly-owned subsidiary of the Company, had filed patent infringement lawsuits against Apple, LSI Corporation, MediaTek USA, Panasonic Corporation of North America and Sharp Electronics in the United States District Court for the Eastern District of Texas. Vantage Point is asserting infringement related to U.S. Patent number 5,463,750 entitled “Method and Apparatus for Translating Virtual Addresses in a Data Processing System Having Multiple Instruction Pipelines and Separate Translation Lookaside Buffers for each Pipeline.”

On December 16, 2013, we closed a transaction whereby we acquired certain patents from Delphi Technologies, Inc. in an all-cash transaction pursuant to a Patent Purchase Agreement entered into on October 31, 2013 and Amended on December 16, 2013.

NOTE 11 – SUBSEQUENT EVENTS

On January 28, 2013, the Company entered into an employment agreement with John Stetson, the Company’s Chief Financial Officer and Secretary (the “Stetson Employment Agreement”) whereby Mr. Stetson agreed to serve as the Company's Chief Financial Officer for a period of one year, subject to renewal, in consideration for an annual salary of $75,000  Additionally,  Mr. Stetson shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors, subject to standard “claw-back rights” in the event of any restatement of any prior period earnings or other results as from which any annual bonus shall have been determined.  As further consideration for his services, Mr. Stetson shall receive a ten year option award to purchase an aggregate of 500,000 shares of the Company’s common stock with an exercise price of $0.50 per share, subject to adjustment, which shall vest in three (3) equal annual installments on the beginning on the first annual anniversary of the date of the Stetson Employment Agreement, provided Mr. Stetson is still employed by the Company. In the event of Mr. Stetson’s termination prior to the expiration of his employment term under his employment agreement, unless he is terminated for Cause (as defined in the Stetson Employment Agreement), or in the event Mr. Stetson resigns without Good Reason (as defined in the Stetson Employment Agreement), the Company shall pay to him a lump sum in an amount equal to the sum of his (i) base salary for the prior 12 months plus (ii) his annual bonus amount during the prior 12 months.

On February 15, 2013, the Company filed the Certificate with the Secretary of State of the State of Nevada in order to effectuate the Name Change to Marathon Patent Group, Inc. (see Note 1). The Name Change will be effective for the principal market for the Shares, the Over-the-Counter Bulletin Board, upon approval by the Financial Industry Regulatory Authority (“FINRA”) at which time the new trading symbol “MARA” will also become effective.

On March 1, 2013, Mr. Nathaniel Bradley was appointed as the Company’s Chief Technology Officer and President of IP Services. Pursuant to the Employment Agreement between the Company and Mr. Bradley dated March 1, 2013 (“Bradley Employment Agreement”), Mr. Bradley shall serve as the Company’s Chief Technology Officer and President of IP Services for two (2) years. The Bradley Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Bradley shall be entitled to a base salary at an annual rate of $195,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Bradley shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Bradley shall be awarded five (5) year stock options to purchase an aggregate of one million (1,000,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Bradley is still employed by the Company on each such date.

On March 1, 2013, Mr. James Crawford was appointed as the Company’s Chief Operating Officer. Pursuant to the Employment Agreement between the Company and Mr. Crawford dated March 1, 2013 (“Crawford Employment Agreement”), Mr. Crawford shall serve as the Company’s Chief Operating Officer for two (2) years. The Crawford Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Crawford shall be entitled to a base salary at an annual rate of $185,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Crawford shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Crawford shall be awarded five (5) year stock options to purchase an aggregate of five hundred thousand (500,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Crawford is still employed by the Company on each such date.

On March 8, 2013, Mr. Joshua Bleak and Mr. David Rector tendered their resignations as members of the Board of the Company.

On March 8, 2013, the Board appointed Mr. Craig Nard and Mr. William Rosellini to fill the vacancies created by the resignation of Mr. Bleak and Mr. Rector. Pursuant to the Independent Director Agreement between the Company and Mr. Nard and Mr. Rosellini dated March 8, 2013. Each director shall be granted five (5) year stock options to purchase an aggregate of one hundred thousand (100,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 8, 2013 as reported by the OTC Bulletin Board. The options shall vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary, and shall be subject to the Company’s stock plan as in effect from time to time, including any clawback and termination provisions therein. The option agreements shall provide for cashless exercise features. Such agreement shall be terminated upon resignation or removal of Mr. Nard and Mr. Rosellini as members of the Board.

In February 2013, the Company sold 2 real estate properties generating revenues of approximately $440,000. The Company intends to sell and dispose its remaining real estate holdings during fiscal 2013.

On March 6, 2013, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Augme Technologies (“Seller”) whereby Seller agreed to sell to the Company certain office equipment, data, documentation, and business information related to the Seller’s business and assign agreements and prospective clients and business opportunities to the Company. In consideration for the assets and assigned agreements, the Company shall pay $10,000 at closing and provide litigation assistance as defined in the Agreement. As additional consideration, the Company also entered into a 2 year Service Agreement (the “Service Agreement”) with the Seller whereby the Seller shall engage the Company to provide consulting services including patent litigation matters, sale, license involving the Seller’s intellectual property and general consulting services to continue the Seller’s business operations.

The Company shall provide certain fixed hours of services per month without additional compensation to the Company pursuant to the Service Agreement. In the event the Seller request for additional hours of the Company’s services, the Seller shall be billed $350 for each additional hour of services provided by the Company. Pursuant to the Agreement, the Company shall also assume certain office lease agreement in connection with an office located in Tucson, Arizona. The term of the office lease is currently set to expire on July 31, 2013 and the base rent of the office lease is $4,774 per month.